EMPLOYEE BENEFIT PLANS - Defined benefit pension plan - Plan assets (Details) - Plan assets - Defined benefit pension plan - Panama - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Fair value of assets as of January 1	$ 2,746	$ 2,765
Interest income on plan assets	112	129
Benefits paid	(412)	(540)
Foreign currency translation effect	(385)	392
Reclassification to liabilities related to assets held for sale	2,061	0
Fair value assets as of December 31	$ 0	$ 2,746